Accounts payable, accrued liabilities and asset retirement obligations, Components of Accounts Payable (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)
Components of Accounts Payable [Abstract]
Suppliers	$ 63,916,249		$ 61,741,976
Sundry creditors	89,775,754		92,286,367
Interest payable	9,495,482		8,959,701
Guarantee deposits from customers	1,558,765		1,669,103
Dividends payable	2,378,541		2,266,987
Total current	167,124,791	$ 9,302	166,924,134
Disclosure of detailed information about intangible assets [line items]
Accounts payable	19,071,252	$ 1,061	17,224,845
Operating licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Accounts payable	$ 19,071,252		$ 17,224,845